Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Mar. 08, 2021	Mar. 04, 2021	Feb. 04, 2021
Subsequent event, description			Pursuant to the Merger, all of the Equity Interests that are issued and outstanding immediately prior to the effectiveness of the filing of the Articles of Merger by Flagship and Merger Sub with the Secretary of State of the State of Florida, will be converted into the right to receive an aggregate amount equal to up to $10,500,000, consisting of $5,550,000, payable in cash, subject to reduction by the amount of any excluded liabilities assumed by us at Closing and subject to adjustment as set forth below in connection with a net working capital adjustment, and up to $4,950,000, payable in shares of our common stock, subject to reduction by the amount by which the valuation of Flagship (the “Flagship Valuation”), as calculated based on Flagship’s unaudited pro forma 2018 financial statements and audited 2019 and 2020 financial statements (the “2020 Audit”), is less than $10,500,000. In the event that the Flagship Valuation, as calculated based on the 2020 Audit, is less than $10,500,000, then, within fifteen (15) days after completion of the audit of Flagship’s financial statements for its 2019, 2020 and 2021 fiscal years (the “2021 Audit”), we have agreed to pay the Equityholders the amount by which the Flagship Valuation, as calculated based on the 2021 Audit, exceeds the sum of $5,550,000 and the value of the merger consideration paid in shares of our common stock by us to the Equityholders at Closing.
Transaction fees and expenses			$ 100,000
2021 Plan [Member]
Shares issued	15,000,000
Systems Trading
Monthly installments		$ 1,567
Lease expiration date		Mar. 31, 2024
Interest rate		8.00%